Commitments	6 Months Ended
Jun. 30, 2019
Commitments [abstract]
Commitments
7.	COMMITMENTS
As part of its program of research and development around the single-port robotic surgical system, the Company has outsourced certain aspects of the design and development to third party technology and development companies. At June 30, 2019 $25,742,371 in purchase orders remain outstanding (2018 – $12,756,962). The Company also has on deposit with a U.S. supplier $8,864,346 to be applied against future invoices (2018 – $8,541,630).